Goodwill And Other Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 47,023,000	$ 39,440,000	$ 36,059,000
Impairment of long-lived assets	$ 0	$ 3,500,000	$ 0